Leases - Schedule of Weighted average remaining lease terms and discount rates (Detail) - ColdQuanta, Inc. dba Infleqtion [Member]	Dec. 31, 2025	Dec. 31, 2024
Leases [Line Items]
Weighted-average remaining lease term (in years)	6 years 3 months 10 days	5 years 10 months 6 days
Weighted-average discount rate	8.04%	8.47%